SCUDDER
                                                                     INVESTMENTS


Supplement to the currently effective Class A, B and C Prospectus of each of the listed funds:


Scudder 21st Century Growth Fund             Scudder Latin America Fund
Scudder Aggressive Growth Fund               Scudder New Europe Fund
Scudder Blue Chip Fund                       Scudder Pacific Opportunities Fund
Scudder Capital Growth Fund                  Scudder Pathway Series: Conservative Portfolio
Scudder Contrarian Fund                      Scudder Pathway Series: Growth Portfolio
Scudder-Dreman High Return Equity Fund       Scudder Pathway Series: Moderate Portfolio
Scudder-Dreman Small Cap Value Fund          Scudder S&P 500 Stock Fund
Scudder Dynamic Growth Fund                  Scudder Select 1000 Growth Fund
Scudder Emerging Markets Growth Fund         Scudder Select 500 Fund
Scudder Emerging Markets Income Fund         Scudder Short-Term Bond Fund
Scudder Floating Rate Fund                   Scudder Small Company Stock Fund
Scudder Focus Value+Growth Fund              Scudder Small Company Value Fund
Scudder Global Bond Fund                     Scudder Strategic Income Fund
Scudder Global Discovery Fund                Scudder Target 2010 Fund
Scudder Global Fund                          Scudder Target 2011 Fund
Scudder Greater Europe Growth Fund           Scudder Target 2012 Fund
Scudder Growth and Income Fund               Scudder Retirement Fund--Series IV
Scudder Growth Fund                          Scudder Retirement Fund--Series V
Scudder High-Yield Opportunity Fund          Scudder Retirement Fund--Series VI
Scudder Income Fund                          Scudder Retirement Fund--Series VII
Scudder International Fund                   Scudder Total Return Fund
Scudder Large Company Growth Fund            Scudder U.S. Government Securities Fund
Scudder Large Company Value Fund

For all funds, the following amends the information in the applicable bullet point found in the "Other rights we reserve" section of each fund's Class A, B and C prospectus:

You should be aware that we may do any of the following:

o close your account and send you the proceeds if your balance falls below $1,000; we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)


November 4, 2002